Other Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Other Accrued Liabilities
7.	Other Accrued Liabilities
Other accrued liabilities consisted of the following (in thousands):

	September 30, 2022	December 31, 2021
Claims payable	$10,183	$8,132
Compensation	4,147	9,176
Professional services	5,861	2,342
Lease incentive obligation	—	606
Deferred rent	—	37
Insurance	717	362
Vehicle leases	625	744
Sales tax	3,801	3,040
Other	3,323	2,952

Other Accrued Liabilities	$28,657	$27,391

9. Other Accrued Liabilities
Other accrued liabilities consisted of the following (in thousands):

December 31,	2021	2020
Claims payable	$8,132	$9,629
Compensation	9,176	10,779
Professional services	2,342	1,870
Lease incentive obligation	606	606
Deferred rent	37	9
Insurance	362	217
Fleet operations	744	2,677
Sales tax	3,040	3,214
Other	2,952	1,589

Other Accrued Liabilities	$27,391	$30,590